Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Derivative [Line Items]
Effective Portion Recognized in AOCI	$ (1,322)	$ 0	$ (4,510)	$ 0
Effective Portion Reclassified from AOCI	0	0	0	0
Ineffective Portion	807	0	858	0
Interest Expense [Member]
Derivative [Line Items]
Effective Portion Recognized in AOCI	(1,322)	0	(4,510)	0
Effective Portion Reclassified from AOCI	0	0	0	0
Ineffective Portion	$ 807	$ 0	$ 858	$ 0